Shareholders' Equity (Details) - Schedule of share option activity and related information $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Schedule of share option activity and related information [Abstract]
Number of shares upon exercise, Outstanding, Beginning balance | shares	686,456
Weighted average exercise price Outstanding, Beginning balance | $ / shares	$ 18.66
Weighted- average remaining contractual term (in years)	6 years 10 months 13 days
Aggregate intrinsic value Outstanding, Beginning balance | $	$ 48,375
Number of shares upon exercise, Outstanding, Ending balance | shares	413,175
Weighted average exercise price, Outstanding, Ending balance | $ / shares	$ 19.58
Weighted- average remaining contractual term (in years), Outstanding, Ending balance	5 years 9 months 14 days
Aggregate intrinsic value, Outstanding, Ending balance | $	$ 54,815
Number of shares upon exercise, Exercisable | shares	291,953
Weighted average exercise price, Exercisable | $ / shares	$ 15.46
Weighted- average remaining contractual term (in years), Exercisable	5 years 1 month 28 days
Aggregate intrinsic value, Exercisable | $	$ 39,936
Number of shares upon exercise, Granted | shares	5,005
Weighted average exercise price, Granted | $ / shares	$ 125.25
Weighted-Average Remaining Contractual Term (in years), Granted
Aggregate intrinsic value, Granted | $
Number of shares upon exercise, Exercised | shares	(254,308)
Weighted average exercise price, Exercised | $ / shares	$ 19.12
Weighted-Average Remaining Contractual Term (in years), Exercised
Aggregate intrinsic value, Exercised | $	$ 27,181
Number of shares upon exercise, Forfeited | shares	(23,978)
Weighted average exercise price, Forfeited | $ / shares	$ 17.49
Weighted-Average Remaining Contractual Term (in years), Forfeited
Aggregate intrinsic value, Forfeited | $